Interest income and expense (Tables)	9 Months Ended
Jul. 31, 2021
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Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories
The table below provides the consolidated interest income and expense by accounting categories.

	For the three months ended						For the nine months ended
$ millions	2021 Jul. 31		2021 Apr. 30		2020 Jul. 31		2021 Jul. 31		2020 Jul. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)	$3,198	$661	$3,098	$703	$3,342	$990	$9,552	$2,178	$11,775	$5,174
Debt securities measured at FVOCI (1)	81	n/a	83	n/a	132	n/a	262	n/a	578	n/a
Other (2)	381	106	392	123	364	119	1,190	347	1,369	296
Total	$3,660	$767	$3,573	$826	$3,838	$1,109	$11,004	$2,525	$13,722	$5,470
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.